COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalties:

The Company received research and development grants from the OCS.

The Company is participating in programs sponsored by the Israeli Government for the support of research and development activities. Currently, the Company is obligated to pay royalties to the OCS, amounting to 3.5% of the sales of the sponsored products, up to 100% of the grants received, linked to the U.S. dollar and for grants received after January 1, 1999 also bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent upon actual sales of products of the Company and in the absence of such sales no payment is required.

As of December 31, 2011, the Company has paid and accrued royalties to the OCS in the amount of $ 11,740, which was recorded as cost of revenues.

As of December 31, 2011, the Company has a contingent obligation of approximately $13,000 which is comprised of the amounts of royalty bearing grants received from the OCS less royalties already repaid and accrued. For the years ended December 31, 2011, 2010 and 2009, the royalties expense paid and accrued, as part of the Company's cost of revenues, were $2,746, $ 2,015 and $ 1,469 respectively.

b.	Lease commitments:

In February 2006, the Company signed an agreement to rent offices for a period of seven years, starting July 2006. The rental expenses are $ 39 per month and a management fee of costs plus 15% of the expenses incurred by the building management company as stipulated in the lease agreement.

The U.S. subsidiary has an operating lease for office facilities in Woburn, Massachusetts. The lease expires on August 31, 2014. The Company's subsidiaries maintain smaller offices in China, Singapore, Japan, New Zealand and various locations in Europe

In addition, the Company has operating lease agreements for its motor vehicles, which terminate in 2012 through 2014.

Operating leases (offices and motor vehicles) expenses for the years ended December 31, 2011, 2010 and 2009 were $ 2,415, $ 1,676 and $ 1,981, respectively.

As of December 31, 2011, the aggregate future minimum lease obligations (offices and motor vehicles) under non-cancelable operating leases agreements were as follows:

Year ending December 31,

2012	$1,235
2013	713
2014	171
2015	22
2016	22
2017	11

Total	$2,174

c.	Lawsuit:

On May 1, 2007, a securities class action complaint, Brickman Investment Inc. v. Allot Communications Ltd. et al., was filed in the United States District Court for the Southern District of New York. At least three substantially similar complaints were filed in the same court after the original action was filed. We and certain of our directors and officers are named as defendants. The securities class action complaints alleged that the defendants violated Sections 11 and 15 of the Securities Act of 1933 by making false and misleading statements and omissions in our registration statement for our initial public offering in November 2006. The parties reached during 2010 an agreement in principle to settle this litigation. Pursuant to the terms of the agreement, the Company paid in 2011 to the plaintiffs, for the benefit of the class members, $ 1.3 million in cash, which was wholly funded by the Company's insurance carrier. Before 2011, the Company recorded a liability in its financial statements for the proposed amount of the settlement. In addition, because the insurance carrier has agreed to pay the entire settlement amount and recovery from the insurance carrier is probable, a receivable has also been recorded for the same amount. Accordingly, as of December 31, 2010, there was no impact to the Company's statements of operations or cash flows because the amounts of the settlement and the insurance recovery fully offset each other. As of December 31, 2011, no liability or asset appears in the Company's balance sheet.

d.	Major subcontractor:

The Company currently depends on one subcontractor to manufacture and provide hardware warranty support for its traffic management systems. If the subcontractor experiences delays, disruptions, quality control problems or a loss in capacity, shipments of products may be delayed and the Company's ability to deliver products could be materially adversely affected. Certain hardware components for the Company's products come from single or limited sources, and the Company could lose sales if these sources fail to satisfy its supply requirements. In the event that the Company terminates its business connection with the subcontractor, it will have to compensate the subcontractor for certain inventory costs, as specified in the agreement with the subcontractor.